SCHEDULE OF WEIGHTED AVERAGE DILUTIVE COMMON SHARES (Details) (Parenthetical) - shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Common stock, reserved for future issuance	12,876,004	13,073,094	56,256
Common stock, reserved for future issuance pre-reverse stock split)	51,504,015,462	52,292,375,355	225,023,100